SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2018
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Schedule of aggregate principal annual payments of the bonds
As of June 30, 2018, the aggregate principal annual maturities are as follows:

Repayment amount

2018 (six months ending December 31)	3,120
2019	21,714
2020	694

Total principal payments	25,528
Less: unamortized original issue discount	(611)

Present value of principal payments	24,917
Less: current portion	(5,535)

Long-term debt	$19,382